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                           UNITED STATES                     OMB APPROVAL
                                                         -----------------------
                 SECURITIES AND EXCHANGE COMMISSION      OMB Number: 3235-0456
                       Washington, D.C. 20549            Expires:August 31, 2000
                                                         Estimated average
                                                         burden
                                                         hours per response....1
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                             FORM 24F-2
                  ANNUAL NOTICE OF SECURITIES SOLD
                       PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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    1.   Name and address of issuer:

         Mitchell Hutchins Series Trust
         1285 Avenue of the Americas
         New York, NY 10019

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    2.   The name of each series or class of  securities  for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):                                                           |X|


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3.    Investment Company Act File Number:

            811-4919

         Securities Act File Number:

            33-10438


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    4(a). Last day of fiscal year for which this Form is filed:

            December 31, 1998

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    4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

    NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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    4(c)  Check box if this is the last time the issuer will be filing this
          Form.


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


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      5. Calculation of registration fee:

        (i)   Aggregate sale price of                                $         0
              securities sold during the                             -----------
              fiscal year pursuant to
              section 24(f) (NOTE:  Sales
              to unit investment trusts
              excluded under Instruction
              C.3):

        (ii)  Aggregate price of                  $           0
              securities redeemed or              -------------
              repurchased during the
              fiscal year (NOTE:
              Redemptions from unit
              investment trusts excluded
              under Instruction C.3):

        (iii) Aggregate price of securities
              redeemed or repurchased during
              any prior fiscal year ending no
              earlier than October 1, 1995
              that were not previously used
              to reduce registration fees         $           0
              payable to the Commission:          -------------

         (iv) Total available redemption credits [add Items         -$         0
              5(ii) and 5(iii)]:                                    ------------

         (v)  Net sales - if item 5(i) is
              greater than Item 5(iv)                                $         0
              [subtract item 5(iv) from                              -----------
              Item 5(i)]:

     |--------------------------------------------------------------|
     |   (vi) Redemption credits                                    |
     |        available for use in future                           |
     |        years  -- if Item 5(i) is           $(          0)    |
     |        less than Item 5(iv)                                  |
     |        [subtract Item 5(iv) from                             |
     |        Item 5(i)]:                                           |
     |--------------------------------------------------------------|

        (vii) Multiplier for determining
              registration fee (See                                 =$  0.000278
              Instruction C.9):                                      -----------

       (viii) Registration fee due [multiply
              Item 5(v) by Item 5(vii)]                             =$         0
              (enter "0" if no fee is due):                          -----------

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      6.   Prepaid Shares

           If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number
           here:                                                      2,099,132.

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     7.    Interest  due - if this Form is being  filed  more than 90 days after the end of the Issuer's fiscal year (see Instruction D):
                                                                    +$         0
                                                                     -----------

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      8.   Total of the amount of the registration fee due plus any interest due
           [line 5(viii) plus line 7]:
                                                                    =$         0
                                                                     ===========
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

      9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                 Method of Delivery:

                             |_|   Wire Transfer

                             |_|   Mail or other means

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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Ann E. Moran
                              ------------------------------
                              Ann E. Moran

                              Vice President and Assistant Treasurer
                              --------------------------------------
Date: March 24, 1999
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  *Please print the name and title of the signing officer below the signature.